MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

The following is a summary of the Company’s investments in marketable securities:

	2014			2015
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Government bonds	$ 535	$ -	$ 535	$ -	$ -	$ -

All of the government bonds are for a period of less than one year.

During 2013, 2014 and 2015, the Company recorded proceeds from sales of these securities in an amount of $ 513, $ 5,161 and $ 122 respectively, and other than temporary impairment and income (loss) from the sale of marketable securities in an amount of $ 2,114, $ 3,133 and $ (330), respectively.